UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08649
                                                    --------------------

                          EII REALTY SECURITIES TRUST
      ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
     -------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
                -----------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478
                                                           --------------
                        Date of fiscal year end: JUNE 30
                                                ---------
                  Date of reporting period: SEPTEMBER 30, 2007
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                            SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2007
                                   (UNAUDITED)

                                                        SHARES         VALUE
                                                     -----------   ------------

REAL ESTATE INVESTMENT TRUSTS - 94.64%

APARTMENTS - 11.32%
AvalonBay Communities, Inc.                               10,662   $  1,258,756
BRE Properties, Inc., Class A                             11,800        659,974
Essex Property Trust, Inc.                                 9,100      1,069,887
                                                                   ------------

Total Apartments                                                      2,988,617
                                                                   ------------
DIVERSIFIED - 7.80%
Vornado Realty Trust                                      18,839      2,060,045
                                                                   ------------

Total Diversified                                                     2,060,045
                                                                   ------------
HEALTHCARE - 6.49%
Health Care REIT, Inc.                                    17,500        774,200
Nationwide Health Properties, Inc.                        17,300        521,249
Ventas, Inc.                                              10,100        418,140
                                                                   ------------

Total Healthcare                                                      1,713,589
                                                                   ------------
HOTELS & LODGING - 5.99%
Host Hotels & Resorts Inc.                                36,654        822,516
Lasalle Hotel Properties                                   5,200        218,816
Starwood Hotels & Resorts Worldwide, Inc.                  8,900        540,675
                                                                   ------------

Total Hotels & Lodging                                                1,582,007
                                                                   ------------
INDUSTRIALS - 12.75%
AMB Property Corp.                                        14,000        837,340
Brookfield Properties Corp.                               10,711        266,704
ProLogis                                                  34,122      2,263,995
                                                                   ------------

Total Industrials                                                     3,368,039
                                                                   ------------
OFFICE PROPERTY - 13.09%
Alexandria Real Estate Equities, Inc.                      5,200        500,552
Boston Properties, Inc.                                   12,800      1,329,920
Kilroy Realty Corp.                                        6,400        388,032
SL Green Realty Corp.                                     10,600      1,237,762
                                                                   ------------

Total Office Property                                                 3,456,266
                                                                   ------------
REGIONAL MALLS - 16.85%
General Growth Properties, Inc.                           14,500        777,490
Macerich Co. (The)                                         9,100        796,978
Simon Property Group, Inc.                                19,236      1,923,600

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                         E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                        SHARES        VALUE
                                                     -----------   ------------

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

REGIONAL MALLS (CONTINUED)
Taubman Centers, Inc.                                     17,400   $    952,650
                                                                   ------------

Total Regional Malls                                                  4,450,718
                                                                   ------------
SELF STORAGE - 4.80%
Public Storage, Inc.                                      16,133      1,268,860
                                                                   ------------

Total Self Storage                                                    1,268,860
                                                                   ------------
SHOPPING CENTERS - 15.55%
Equity One, Inc.                                           8,300        225,760
Federal Realty Investment Trust                           15,500      1,373,300
Kimco Realty Corp.                                        26,764      1,210,000
Regency Centers Corp.                                     11,533        885,158
Tanger Factory Outlet Centers, Inc.                       10,200        414,018
                                                                   ------------

Total Shopping Centers                                                4,108,236
                                                                   ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
 (Cost $15,980,677)                                                  24,996,377
                                                                   ------------
SHORT TERM INVESTMENTS - 5.80%
BlackRock Liquidity Funds T-Fund                         213,011        213,011
BlackRock Liquidity Funds Treasury Trust Fund          1,319,156      1,319,156
                                                                   ------------

TOTAL SHORT TERM INVESTMENTS (Cost $1,532,167)                        1,532,167
                                                                   ------------

TOTAL INVESTMENTS - 100.44% (Cost $17,512,844)                       26,528,544

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.44%)                        (115,159)
                                                                   ------------

NET ASSETS - 100.00%                                               $ 26,413,385
                                                                   ============

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                        SHARES         VALUE
                                                     -----------   ------------
COMMON STOCKS - 87.15%

FRANCE - 15.49%
Icade                                                    249,700   $ 18,146,183
Klepierre                                                421,833     24,134,396
Nexity                                                   222,300     13,666,916
Societe de la Tour Eiffel                                 12,954      2,271,500
Unibail                                                  189,517     48,646,003
                                                                   ------------

Total France (Cost $101,402,986)                                    106,864,998
                                                                   ------------
GERMANY - 1.81%
DIC Asset AG                                             353,067     12,477,551
                                                                   ------------

Total Germany (Cost $11,231,814)                                     12,477,551
                                                                   ------------
HONG KONG - 15.35%
China Overseas Land & Investment, Ltd.                 7,073,400     16,152,371
Hang Lung Properties, Ltd.                             4,075,000     18,254,137
Hysan Development Co., Ltd.                            4,278,470     11,868,346
Kerry Properties, Ltd.                                 2,439,027     18,743,271
Lifestyle International Holdings, Ltd.                 8,490,000     23,933,502
Shangri-La Asia, Ltd.                                  5,011,685     16,902,054
                                                                   ------------

Total Hong Kong (Cost $55,440,681)                                  105,853,681
                                                                   ------------
ITALY - 6.05%
Aedes SpA Ligure Lombarda per Imprese e
  Costruzioni                                          1,556,408     10,458,541
Immobiliare Grande Distribuzione                       3,041,662     11,895,686
Risanamento SpA *                                      2,575,650     19,395,396
                                                                   ------------

Total Italy (Cost $39,274,743)                                       41,749,623
                                                                   ------------
JAPAN - 14.04%
AEON Mall Co., Ltd.                                      789,040     24,079,732
Daiwa House Industry Co., Ltd.                         1,064,000     13,867,200
Joint Corp.                                              500,000     13,346,086
Mitsubishi Estate Co., Ltd.                              502,000     14,359,692
Mitsui Fudosan Co., Ltd.                                 580,800     16,108,786
Tokyu Land Corp.                                       1,505,000     15,087,293
                                                                   ------------

Total Japan (Cost $90,457,707)                                       96,848,789
                                                                   ------------

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2007
                                   (UNAUDITED)

                                                        SHARES         VALUE
                                                     -----------   ------------
COMMON STOCKS (CONTINUED)

LUXEMBOURG - 2.94%
Orco Property Group                                      134,500   $ 20,283,264
                                                                   ------------

Total Luxembourg (Cost $21,231,663)                                  20,283,264
                                                                   ------------
MALAYSIA - 1.20%
SP Setia Berhad                                        3,200,000      8,264,123
                                                                   ------------

Total Malaysia (Cost $8,304,084)                                      8,264,123
                                                                   ------------
PHILIPPINES - 1.41%
Megaworld Corp.                                       94,000,000      7,198,668
Robinsons Land Corp.                                   6,980,482      2,556,670
                                                                   ------------

Total Philippines (Cost $7,443,542)                                   9,755,338
                                                                   ------------
SINGAPORE - 12.33%
Capitaland, Ltd.                                       2,889,000     15,861,329
City Developments, Ltd.                                1,650,000     18,006,669
Hongkong Land Holdings, Ltd.                           3,935,000     17,786,200
Keppel Land, Ltd.                                      3,034,000     16,963,994
Wing Tai Holdings, Ltd.                                6,313,600     16,417,189
                                                                   ------------

Total Singapore (Cost $67,209,306)                                   85,035,381
                                                                   ------------
SPAIN - 3.62%
Renta Corp Real Estate SA                                232,000      7,674,384
Sol Melia, SA                                            920,000     17,283,691
                                                                   ------------

Total Spain (Cost $25,856,560)                                       24,958,075
                                                                   ------------
THAILAND - 1.60%
Central Pattana Public Co., Ltd.                       3,764,464      2,828,153
Central Pattana Public Co., Ltd. NVDR                 10,160,336      8,226,093
                                                                   ------------

Total Thailand (Cost $9,370,226)                                     11,054,246
                                                                   ------------
UNITED KINGDOM - 11.31%
British Land Co. plc                                     754,744     18,021,715
Capital & Regional plc                                   483,328      7,247,507

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                        SHARES         VALUE
                                                     -----------   ------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Derwent Valley Holdings plc                              377,660   $ 12,895,668
Great Portland Estates plc                             1,241,499     15,113,085
Hammerson plc                                            610,200     14,570,305
Minerva plc *                                          2,200,000     10,140,984
                                                                   ------------

Total United Kingdom (Cost $80,813,187)                              77,989,264
                                                                   ------------

TOTAL COMMON STOCKS (Cost $518,036,499)                             601,134,333
                                                                   ------------
WARRANTS - 0.07%
China Overseas Land & Investments, Ltd., Expires
  08/28/08 *                                             589,450        484,844
                                                                   ------------

TOTAL WARRANTS (Cost $--)                                               484,844
                                                                   ------------
SHORT TERM INVESTMENT - 13.13%
PNC Bank Money Market Fund                            90,581,837     90,581,837
                                                                   ------------

TOTAL SHORT TERM INVESTMENT (Cost $90,581,837)                       90,581,837
                                                                   ------------

TOTAL INVESTMENTS - 100.35% (Cost $608,618,336)                     692,201,014

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.35%)                      (2,422,934)
                                                                   ------------

NET ASSETS - 100.00%                                               $689,778,080
                                                                   ============

*     Denotes non-income producing security.

NVDR  Non-Voting Depositary Receipt

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2007
                                  (UNAUDITED)

                                                        % OF
SECTOR DIVERSIFICATION                                NET ASSETS      VALUE
----------------------                               -----------   ------------

COMMON STOCKS:
Real Estate ......................................         76.71%  $529,147,886
Consumer Cyclicals ...............................         10.44%    71,986,447
                                                     -----------   ------------
Total Common Stock ...............................         87.15%   601,134,333
WARRANTS:
Real Estate ......................................          0.07%       484,844
                                                     -----------   ------------
Total Warrants ...................................          0.07%       484,844
Short Term Obligation ............................         13.13%    90,581,837
                                                     -----------   ------------

TOTAL INVESTMENTS ................................        100.35%   692,201,014
OTHER LIABILITIES ................................         (0.35%)   (2,422,934)
                                                     -----------   ------------

NET ASSETS .......................................        100.00%  $689,778,080
                                                     ===========   ============

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2007
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                   ------------   -------------
COMMON STOCKS - 65.76%

FRANCE - 10.92%
Icade                                                    28,700   $   2,085,685
Klepierre                                                41,200       2,357,182
Nexity                                                   25,200       1,549,286
Unibail                                                  21,450       5,505,874
                                                                  -------------

Total France (Cost $12,089,387)                                      11,498,027
                                                                  -------------

GERMANY - 2.11%
DIC Asset AG                                             63,000       2,226,449
                                                                  -------------

Total Germany (Cost $2,334,583)                                       2,226,449
                                                                  -------------
HONG KONG - 9.86%
China Overseas Land & Investment, Ltd.                  711,700       1,625,193
Hang Lung Properties, Ltd.                              415,000       1,859,010
Kerry Properties, Ltd.                                  268,061       2,059,977
Lifestyle International Holdings, Ltd.                  772,000       2,176,286
Shangri-La Asia, Ltd.                                   787,400       2,655,530
                                                                  -------------

Total Hong Kong (Cost $6,656,245)                                    10,375,996
                                                                  -------------
ITALY - 6.18%
Aedes SpA Ligure Lombarda per
   Imprese e Costruzioni                                186,000       1,249,858
Immobiliare Grande Distribuzione                        501,100       1,959,760
Risanamento SpA                                         438,500       3,302,033
                                                                  -------------

Total Italy (Cost $7,552,232)                                         6,511,651
                                                                  -------------
JAPAN - 11.76%
AEON Mall Co., Ltd.                                      82,600       2,520,767
Daiwa House Industry Co., Ltd.                          135,000       1,759,466
Joint Corp.                                              72,700       1,940,521
Mitsubishi Estate Co., Ltd.                              45,500       1,301,526
Mitsui Fudosan Co., Ltd.                                 85,000       2,357,518
Tokyu Land Corp.                                        250,000       2,506,195
                                                                  -------------

Total Japan (Cost $12,772,216)                                       12,385,993
                                                                  -------------
LUXEMBOURG - 2.34%
Orco Property Group                                      16,300       2,458,120
                                                                  -------------

Total Luxembourg (Cost $2,539,969)                                    2,458,120
                                                                  -------------

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2007
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                   ------------   -------------
COMMON STOCK (CONTINUED)

MALAYSIA - 0.49%
SP Setia Berhad                                         200,000   $     516,508
                                                                  -------------

Total Malaysia (Cost $468,704)                                          516,508
                                                                  -------------
PHILIPPINES - 1.56%
Megaworld Corp.                                      21,432,500       1,641,335
                                                                  -------------

Total Philippines (Cost $1,435,905)                                   1,641,335
                                                                  -------------
SINGAPORE - 9.39%
Capitaland, Ltd.                                        382,500       2,100,020
City Developments, Ltd.                                 180,000       1,964,364
Hongkong Land Holdings, Ltd.                            450,000       2,034,000
Keppel Land, Ltd.                                       329,000       1,839,537
Wing Tai Holdings, Ltd.                                 750,000       1,950,217
                                                                  -------------

Total Singapore (Cost $9,272,942)                                     9,888,138
                                                                  -------------
SPAIN - 3.45%
Renta Corp. Real Estate, SA                              53,000       1,753,200
Sol Melia, SA                                           100,000       1,878,662
                                                                  -------------

Total Spain (Cost $4,458,433)                                         3,631,862
                                                                  -------------
THAILAND - 1.25%
Central Pattana Public Co., Ltd. NVDR                 1,622,100       1,313,297
                                                                  -------------

Total Thailand (Cost $1,164,266)                                      1,313,297
                                                                  -------------
UNITED KINGDOM - 6.45%
British Land Co. plc                                     49,000       1,170,018
Capital & Regional plc                                   81,900       1,228,091
Great Portland Estates plc                              137,000       1,667,736
Hammerson plc                                            70,500       1,683,393
Minerva plc                                             225,500       1,039,451
                                                                  -------------

Total United Kingdom (Cost $9,143,560)                                6,788,689
                                                                  -------------

TOTAL COMMON STOCKS (Cost $69,888,442)                               69,236,065
                                                                  -------------

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2007
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                   ------------   -------------
REAL ESTATE INVESTMENT TRUSTS - 28.22%
Alexandria Real Estate Equities, Inc.                    14,100   $   1,357,266
AMB Property Corp.                                       33,900       2,027,559
AvalonBay Communities, Inc.                              13,100       1,546,586
Boston Properties, Inc.                                  15,500       1,610,450
BRE Properties, Inc.                                     19,600       1,096,228
Equity One, Inc.                                         28,000         761,600
Essex Property Trust, Inc.                               17,700       2,080,989
Federal Realty Investment Trust                          24,800       2,197,280
General Growth Properties, Inc.                          17,100         916,902
Health Care REIT, Inc.                                   24,300       1,075,032
Host Hotels & Resorts, Inc.                              33,500         751,740
Macerich Co. (The)                                       20,500       1,795,390
ProLogis                                                 40,200       2,667,270
Public Storage, Inc.                                     16,600       1,305,590
Simon Property Group, Inc.                               20,300       2,030,000
SL Green Realty Corp.                                    18,000       2,101,860
Starwood Hotels & Resorts Worldwide, Inc.                14,500         880,875
Ventas, Inc.                                             27,500       1,138,500
Vornado Realty Trust                                     21,700       2,372,895
                                                                  -------------

TOTAL REAL ESTATE INVESTMENT TRUSTS
   (Cost $30,528,781)                                                29,714,012
                                                                  -------------
WARRANTS - 0.05%
China Overseas Land & Investment, Ltd.,
   Expires 08/28/08 *                                    59,308          48,783
                                                                  -------------

TOTAL WARRANTS (Cost $--)                                                48,783
                                                                  -------------
SHORT TERM INVESTMENTS - 6.21%
BlackRock Liquidity Funds T-Fund                      1,293,612       1,293,612
BlackRock Liquidity Funds Treasury
   Trust Fund                                         5,246,357       5,246,357
                                                                  -------------

TOTAL SHORT TERM INVESTMENTS
   (Cost $6,539,969)                                                  6,539,969
                                                                  -------------

TOTAL INVESTMENTS - 100.24%
   (Cost $106,957,192)                                              105,538,829

LIABILITIES IN EXCESS OF OTHER ASSETS -
   (0.24%)                                                             (250,729)
                                                                  -------------

TOTAL NET ASSETS - 100.00%                                        $ 105,288,100
                                                                  =============

*      Denotes non-income producing security.
NVDR   Non-Voting Depositary Receipt

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2007
                                   (UNAUDITED)

                                  % OF
SECTOR DIVERSIFICATION         NET ASSETS        VALUE
----------------------        ------------   -------------

COMMON STOCKS:

Real Estate ...............          85.10%  $  89,599,258
Consumer Cyclicals ........           8.88%      9,350,819
                              ------------   -------------
Total Common Stock ........          93.98%     98,950,077
WARRANTS:

Real Estate ...............           0.05%         48,783
                              ------------   -------------
Total Warrants ............           0.05%         48,783
Short Term Obligation .....           6.21%      6,539,969
                              ------------   -------------

TOTAL INVESTMENTS .........         100.24%    105,538,829
OTHER LIABILITIES .........          (0.24%)      (250,729)
                              ------------   -------------

NET ASSETS ................         100.00%  $ 105,288,100
                              ============   =============

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2007

                                   (UNAUDITED)

A.    SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust's pricing committee under procedures adopted by the Trust's Board of Trustees. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

B.    TAX COST OF SECURITIES:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at September 30, 2007 for each Fund were as follows:

               FUND                          COST        APPRECIATION   (DEPRECIATION)        NET
------------------------------------------------------------------------------------------------------
E.I.I. Realty Securities Fund           $  17,753,205   $   8,913,588   $     (138,249)  $  8,775,339
E.I.I. International Property Fund        608,618,336     100,286,034      (16,703,356)    83,582,678
E.I.I. Global Property Fund               107,008,356       6,111,807       (7,581,334)    (1,469,527)

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended
         (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               EII REALTY SECURITIES TRUST
            --------------------------------------------------------------------
By (Signature and Title)*  /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date                       OCTOBER 19, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date                       OCTOBER 19, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MICHAEL J. MEAGHER
                         -------------------------------------------------------
                           Michael J. Meagher, Vice President and Treasurer (principal financial officer)

Date                       OCTOBER 19, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.


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